Commitments and contingencies (Details) - Internet data center (IDC) service - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 4,738	¥ 3,661	¥ 2,236
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2024	829
2025	398
2026	363
2027	360
2028	360
2029 and thereafter	2,129
Total	¥ 4,439